Description of Business	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Description of Business

NOTE 1 — Description of Business

Actavis plc (formerly known as Actavis Limited) is an integrated global specialty pharmaceutical company engaged in the development, manufacturing, marketing, sale and distribution of generic, branded generic, brand name (“brand”, “branded” or “specialty brand”), biosimilar and over-the-counter (“OTC”) pharmaceutical products. The Company also develops and out-licenses generic pharmaceutical products primarily in Europe through our Medis third-party business. Following the renaming of the Company (discussed below) in January of 2013, the Company changed the name of the Company’s three reporting segments, the effect of which remained through December 31, 2013. The Global Generics segment became “Actavis Pharma,” Global Brands became “Actavis Specialty Brands,” and Distribution became “Anda Distribution.” In January 2014, the Company organized its business into two operating segments: Actavis Pharma and Anda Distribution. The Actavis Pharma segment includes patent-protected products, certain trademarked off-patent pharmaceutical products that we sell and market as branded pharmaceutical products, and off-patent pharmaceutical products that are therapeutically equivalent to proprietary products. The Anda Distribution segment distributes generic and brand pharmaceutical products manufactured by third parties, as well as by the Company, primarily to independent pharmacies, pharmacy chains, pharmacy buying groups and physicians’ offices. The Anda Distribution segment operating results exclude sales of products developed, acquired, or licensed by the Actavis Pharma segment. These financial statements have been revised to reflect this change.

The Company operates manufacturing, distribution, research and development (“R&D”) and administrative facilities in many of the world’s established and growing international markets, including the United States of America (“U.S.”), Canada and Puerto Rico (together “North America”), and its key international markets around the world (“International”).